ESOP Shares Trust	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Nonparticipant-Directed Investment [Line Items]
ESOP Shares Trust	ESOP Shares Trust
Information about the total assets and liabilities and changes relating to the investments maintained in Funds D and E is as follows:

	December 31,
	2025	2024
Assets:
Fixed income liquid reserve funds	$441	$907
Colgate-Palmolive Company Common Stock	533,710	686,593
Interest receivable	1	4
Total assets	534,152	687,504
Liabilities:
Long-term note payable to Colgate-Palmolive Company	—	19
Accrued interest on long-term note	—	10
Total liabilities	—	29
Total	$534,152	$687,475

Year Ended December 31, 2025
Changes in assets and liabilities:
Dividends and interest, net of fees(1)	$14,788
Net appreciation (depreciation) in the fair value of investments	(83,496)
Transfers to other funds	(20,254)
Interest expense on long-term note	(1)
Distributions to participants	(64,360)
Increase (decrease), net	$(153,323)
(1) Dividends and interest, net of fees includes $14,715 of reinvested dividends.